DLA Piper LLP (US) One Atlantic Center 1201 West Peachtree Street Suite 2900 Atlanta, Georgia 30309-3449 www.dlapiper.com Tanya L. Boyle tanya.boyle@us.dlapiper.com T 404.736.7863 F 404.682.7863

July 3, 2025

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cantor Fitzgerald Infrastructure Fund, File Nos. 333-262031 and 811-23773

Ladies and Gentlemen:

On behalf of Cantor Fitzgerald Infrastructure Fund (the “Trust”), we hereby electronically file, this preliminary proxy statement on Schedule 14(a), pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended. This proxy statement is being filed to solicit shareholders to vote (i) to approve a new management agreement between the Trust and the Trust’s investment adviser, Cantor Fitzgerald Investment Advisors, L.P. (the “Adviser”) due to a change of control of the Adviser; and (ii) to approve a new investment sub-advisory agreement between the Adviser and Capital Innovations, LLC due to the anticipated termination of the current management agreement between the Trust and the Adviser.

If you have any questions concerning this filing, please contact Tanya Boyle at 404-736-7863.

Sincerely,

/s/ DLA Piper LLP

DLA Piper LLP